Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Carrying Amount
Cash and cash equivalents	$ 376,675	$ 340,255	$ 177,168	$ 122,237	$ 331,570	$ 304,581
Restricted cash (current assets)	2,549	2,543		10,251
Short-term investments	1,564	3,666		10,545
Notes receivable (including current portion)	3,025	3,748		6,534
Marketable securities (other assets, long-term)	4,621	4,458		4,008
Long-term investments				2,506
Deferred compensation (other liabilities long-term)	4,042	3,874		4,028
Note payable	622,242	584,813		589,665
Senior Notes	300,000
Fair Value
Cash and cash equivalents	376,675	340,255		122,237
Restricted cash (current assets)	2,549	2,543		10,251
Short-term investments	1,564	3,666		10,545
Notes receivable (including current portion)	3,025	3,748		6,534
Marketable securities (other assets, long-term)	4,621	4,458		4,008
Long-term investments				2,506
Deferred compensation (other liabilities long-term)	4,042	3,874		4,028
Term facility (including current portion)		584,813		589,665
2011 Term Facility
Carrying Amount
Note payable		584,813
Fair Value
Term facility (including current portion)		584,813
2013 Term Facility
Carrying Amount
Note payable	322,242
Fair Value
Term facility (including current portion)	322,242
Senior Notes
Carrying Amount
Senior Notes	300,000
Fair Value
Term facility (including current portion)	$ 300,000